ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued expenses		$ 2,090	¥ 13,539	¥ 13,986
Salaries and welfare payable		852	5,518	5,178
Business and other taxes payable		918	5,949	6,627
Unrecognized tax positions (note 22)		9,492	61,487	36,616
Derivative liability	[1]	106	688	¥ 33,663
Short-term secured borrowing (note 19)		13,139	85,112
MD Anderson consulting fee payable		3,500	22,672
Other accruals		5,307	34,375	¥ 34,123
Total		$ 35,404	¥ 229,340	¥ 130,193

[1]	Derivative liability represented the compound derivative bifurcated from the IFC convertible loan (note 17) which was subject to fair value remeasurment for each reporting period. Gain on changes in the fair value of derivative liability of RMB2,605 and RMB33,731 (US$5,207) was recognized in the consolidated statements of comprehensive income for the years ended December 31, 2014 and 2015, respectively.